ACCOUNTS RECEIVABLE, NET (Tables)	12 Months Ended
Jun. 30, 2024
ACCOUNTS RECEIVABLE, NET
Schedule of accounts receivable, net

	June 30,	June 30,	June 30,
	2023	2024	2024
Third Parties	RMB	RMB	US Dollars
Trade accounts receivable	¥27,606,257	¥39,825,619	$5,480,187
Allowance for credit losses	(152,842)	(1,193,857)	(164,280)
Total third-parties, net	¥27,453,415	¥38,631,762	$5,315,907

	June 30,	June 30,	June 30,
	2023	2024	2024
Third Parties- long-term	RMB	RMB	US Dollars
Trade accounts receivable	¥842,607	¥774,604	$106,589
Allowance for credit losses	(842,607)	(774,604)	(106,589)
Total third-parties, net	¥—	¥—	$—

Schedule of movement of allowance for doubtful accounts

	June 30,	June 30,	June 30,
	2023	2024	2024
	RMB	RMB	US Dollars
Beginning balance	¥9,612,470	¥995,449	$136,978
Charge to (reversal of) credit losses	(8,767,356)	973,012	133,891
Foreign currency translation adjustments	150,335	—	—
Ending balance	¥995,449	¥1,968,461	$270,869